Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	102 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Sep. 26, 2016	Mar. 31, 2016	Mar. 31, 2015
C000021810 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Multi-Managed Growth Portfolio (Class 3)
Account Value	$ 18,416	$ 18,416	$ 18,416	$ 18,416	$ 17,173	$ 14,142	$ 17,154	$ 20,314	$ 12,201	$ 12,869	$ 12,014	$ 10,811		$ 9,700	$ 10,000
Average Annual Return, Percent	7.24%	8.58%		6.30%
C000021809 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Multi-Managed Growth Portfolio (Class 2)
Account Value	$ 18,603	$ 18,603	18,603	$ 18,603	17,331	14,268	17,283	20,446	12,264	12,919	12,053	10,830		9,710	10,000
Average Annual Return, Percent	7.34%	8.69%		6.40%
C000021808 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Multi-Managed Growth Portfolio (Class 1)
Account Value	$ 18,886	$ 18,886	18,886	$ 18,886	17,568	14,427	17,460	20,624	12,358	12,996	12,104	10,861		9,721	10,000
Average Annual Return, Percent	7.50%	8.85%		6.56%
C000021811 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Multi-Managed Mid Cap Growth Portfolio (Class 1)
Account Value	$ 25,371	$ 25,371	25,371	$ 25,371	24,696	19,968	22,419	23,762	13,274	14,672	12,997	10,735		9,323	10,000
Average Annual Return, Percent	2.73%	13.83%		9.76%
C000021812 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Multi-Managed Mid Cap Growth Portfolio (Class 2)
Account Value	$ 24,997	$ 24,997	24,997	$ 24,997	24,375	19,736	22,194	23,550	13,174	14,582	12,940	10,699		9,313	10,000
Average Annual Return, Percent	2.55%	13.67%		9.59%
C000021813 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Multi-Managed Mid Cap Growth Portfolio (Class 3)
Account Value	$ 24,739	$ 24,739	24,739	$ 24,739	24,134	19,563	22,019	23,406	13,102	14,522	12,894	10,675		9,294	10,000
Average Annual Return, Percent	2.51%	13.56%		9.48%
C000021816 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Multi-Managed Mid Cap Value Portfolio (Class 3)
Account Value	$ 20,199	$ 20,199	20,199	$ 20,199	19,974	16,277	17,586	15,746	9,108	11,892	11,728	11,009		9,382	10,000
Average Annual Return, Percent	1.12%	17.27%		7.28%
C000021815 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Multi-Managed Mid Cap Value Portfolio (Class 2)
Account Value	$ 20,391	$ 20,391	20,391	$ 20,391	20,157	16,411	17,712	15,830	9,151	11,937	11,764	11,033		9,388	10,000
Average Annual Return, Percent	1.16%	17.38%		7.39%
C000021814 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Multi-Managed Mid Cap Value Portfolio (Class 1)
Account Value	$ 20,705	$ 20,705	20,705	$ 20,705	20,441	16,606	17,905	15,980	9,228	12,016	11,821	11,066		9,406	10,000
Average Annual Return, Percent	1.30%	17.54%		7.55%
C000021817 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Multi-Managed Small Cap Portfolio (Class 1)
Account Value	$ 17,334	$ 17,334	17,334	$ 17,334	18,267	15,740	17,266	17,210	9,008	11,992	12,073	10,848		9,057	10,000
Average Annual Return, Percent	(5.11%)	13.99%		5.66%
C000021818 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Multi-Managed Small Cap Portfolio (Class 2)
Account Value	$ 17,088	$ 17,088	17,088	$ 17,088	18,028	15,552	17,078	17,055	8,941	11,914	12,020	10,816		9,039	10,000
Average Annual Return, Percent	(5.21%)	13.83%		5.50%
C000021819 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Multi-Managed Small Cap Portfolio (Class 3)
Account Value	$ 16,916	$ 16,916	16,916	$ 16,916	17,858	15,425	16,957	16,947	8,897	11,871	11,981	10,791		9,030	10,000
Average Annual Return, Percent	(5.28%)	13.71%		5.40%
C000021822 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Multi-Managed International Equity Portfolio (Class 3)
Account Value	$ 15,898	$ 15,898	15,898	$ 15,898	15,216	13,527	13,872	14,038	9,400	10,973	11,533	9,911		8,979	10,000
Average Annual Return, Percent	4.37%	11.08%		4.75%
C000021821 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Multi-Managed International Equity Portfolio (Class 2)
Account Value	$ 16,068	$ 16,068	16,068	$ 16,068	15,350	13,621	13,965	14,117	9,443	11,019	11,564	9,931		8,991	10,000
Average Annual Return, Percent	4.56%	11.22%		4.86%
C000021820 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Multi-Managed International Equity Portfolio (Class 1)
Account Value	$ 16,303	$ 16,303	16,303	$ 16,303	15,562	13,798	14,116	14,236	9,509	11,082	11,620	9,965		9,006	10,000
Average Annual Return, Percent	4.64%	11.38%		5.01%
C000021823 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Multi-Managed Diversified Fixed Income Portfolio (Class 1)
Account Value	$ 11,557	$ 11,557	11,557	$ 11,557	11,049	10,791	11,389	11,940	11,501	10,814	10,395	10,254		10,115	10,000
Average Annual Return, Percent	4.60%	0.10%		1.46%
C000021824 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Multi-Managed Diversified Fixed Income Portfolio (Class 2)
Account Value	$ 11,395	$ 11,395	11,395	$ 11,395	10,901	10,664	11,278	11,833	11,414	10,750	10,345	10,229		10,105	10,000
Average Annual Return, Percent	4.53%	(0.03%)		1.31%
C000021825 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Multi-Managed Diversified Fixed Income Portfolio (Class 3)
Account Value	$ 11,269	$ 11,269	11,269	$ 11,269	10,803	10,569	11,187	11,756	11,360	10,700	10,306	10,197		10,083	10,000
Average Annual Return, Percent	4.31%	(0.16%)		1.20%
C000021826 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA American Century Inflation Managed Portfolio (Class 3)
Account Value	$ 11,730	$ 11,730	11,730	$ 11,730	11,111	11,140	12,012	11,550	10,754	10,518	10,295	10,175		10,007	10,000
Average Annual Return, Percent	5.57%	1.75%		1.61%
C000109742 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA American Century Inflation Managed Portfolio (Class 1)
Account Value	$ 12,012	$ 12,012	12,012	$ 12,012	11,355	11,353	12,223	11,711	10,884	10,618	10,369	10,224		10,024	10,000
Average Annual Return, Percent	5.78%	1.99%		1.85%
C000021837 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Multi-Managed Moderate Growth Portfolio (Class 1)
Account Value	$ 17,646	$ 17,646	17,646	$ 17,646	16,545	14,051	16,340	18,724	12,258	12,591	11,803	10,804		9,800	10,000
Average Annual Return, Percent	6.66%	7.56%		5.84%
C000021838 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Multi-Managed Moderate Growth Portfolio (Class 2)
Account Value	$ 17,366	$ 17,366	17,366	$ 17,366	16,316	13,868	16,170	18,561	12,158	12,509	11,746	10,766		9,782	10,000
Average Annual Return, Percent	6.44%	7.39%		5.67%
C000021839 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Multi-Managed Moderate Growth Portfolio (Class 3)
Account Value	$ 17,209	$ 17,209	17,209	$ 17,209	16,179	13,776	16,068	18,456	12,105	12,469	11,723	10,747		9,775	10,000
Average Annual Return, Percent	6.37%	7.29%		5.58%
C000021841 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Columbia Focused Value Portfolio (Class 3)
Account Value	$ 24,401	$ 24,401	24,401	$ 24,401	22,980	19,950	21,132	18,813	10,989	13,434	13,234	11,753		9,493	10,000
Average Annual Return, Percent	6.18%	17.30%		9.33%
C000021840 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Columbia Focused Value Portfolio (Class 2)
Account Value	$ 24,651	$ 24,651	24,651	$ 24,651	23,191	20,105	21,287	18,924	11,041	13,487	13,274	11,773		9,501	10,000
Average Annual Return, Percent	6.29%	17.43%		9.44%
C000109743 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Columbia Focused Value Portfolio (Class 1)
Account Value	$ 25,023	$ 25,023	25,023	$ 25,023	23,513	20,348	21,510	19,101	11,128	13,569	13,335	11,815		9,519	10,000
Average Annual Return, Percent	6.42%	17.60%		9.61%
C000171551 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Allocation Aggressive Portfolio (Class 1)
Account Value	$ 20,257	$ 20,257	$ 20,257	$ 20,257	19,260	16,220	17,375	16,730	11,400	12,339	11,848	10,626	$ 10,000
Average Annual Return, Percent	5.18%	12.19%	8.65%
C000021842 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Allocation Aggressive Portfolio (Class 3)
Account Value	$ 19,878	$ 19,878	$ 19,878	$ 19,878	18,958	15,983	17,162	16,568	11,319	12,290	11,830	10,634		9,522	10,000
Average Annual Return, Percent	4.85%	11.92%		7.11%
C000021843 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Allocation Moderately Aggressive Portfolio (Class 3)
Account Value	$ 18,173	$ 18,173	18,173	$ 18,173	17,308	14,963	16,021	15,679	11,423	12,048	11,590	10,591		9,628	10,000
Average Annual Return, Percent	5.00%	9.73%		6.16%
C000171552 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Allocation Moderately Aggressive Portfolio (Class 1)
Account Value	$ 18,389	$ 18,389	$ 18,389	$ 18,389	17,476	15,078	16,089	15,699	11,410	12,005	11,517	10,505	10,000
Average Annual Return, Percent	5.22%	10.02%	7.42%
C000171553 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Allocation Moderate Portfolio (Class 1)
Account Value	$ 17,171	$ 17,171	$ 17,171	17,171	16,344	14,336	15,283	15,046	11,418	11,808	11,298	10,422	10,000
Average Annual Return, Percent	5.06%	8.50%	6.56%
C000021844 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Allocation Moderate Portfolio (Class 3)
Account Value	$ 17,067	$ 17,067	$ 17,067	$ 17,067	16,282	14,327	15,309	15,105	11,487	11,921	11,433	10,568		9,698	10,000
Average Annual Return, Percent	4.82%	8.24%		5.49%
C000021845 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Allocation Balanced Portfolio (Class 3)
Account Value	$ 15,397	$ 15,397	15,397	$ 15,397	14,696	13,293	14,155	14,171	11,498	11,616	11,157	10,510		9,810	10,000
Average Annual Return, Percent	4.77%	6.01%		4.41%
C000171554 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Allocation Balanced Portfolio (Class 1)
Account Value	$ 15,347	$ 15,347	$ 15,347	$ 15,347	14,612	13,182	14,011	13,983	11,330	11,419	10,945	10,288	10,000
Average Annual Return, Percent	5.03%	6.26%	5.16%
C000021846 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Multi-Managed Income/Equity Portfolio (Class 1)
Account Value	$ 15,072	$ 15,072	$ 15,072	$ 15,072	13,918	12,452	14,115	16,064	12,454	12,076	11,301	10,591		9,989	10,000
Average Annual Return, Percent	8.29%	3.89%		4.19%
C000021847 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Multi-Managed Income/Equity Portfolio (Class 2)
Account Value	$ 14,839	$ 14,839	14,839	$ 14,839	13,721	12,311	13,973	15,916	12,352	11,997	11,245	10,555		9,972	10,000
Average Annual Return, Percent	8.15%	3.74%		4.03%
C000021848 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Multi-Managed Income/Equity Portfolio (Class 3)
Account Value	$ 14,692	$ 14,692	14,692	$ 14,692	13,598	12,196	13,863	15,819	12,292	11,950	11,215	10,530		9,965	10,000
Average Annual Return, Percent	8.05%	3.63%		3.92%
C000021851 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Multi-Managed Income Portfolio (Class 3)
Account Value	$ 13,035	$ 13,035	13,035	$ 13,035	12,264	11,441	12,580	13,842	11,854	11,386	10,833	10,436		10,001	10,000
Average Annual Return, Percent	6.28%	1.92%		2.69%
C000021850 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Multi-Managed Income Portfolio (Class 2)
Account Value	$ 13,171	$ 13,171	13,171	$ 13,171	12,382	11,540	12,656	13,926	11,913	11,429	10,862	10,453		10,011	10,000
Average Annual Return, Percent	6.38%	2.03%		2.79%
C000021849 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Multi-Managed Income Portfolio (Class 1)
Account Value	$ 13,366	$ 13,366	13,366	$ 13,366	12,546	11,673	12,800	14,048	12,002	11,495	10,908	10,480		10,029	10,000
Average Annual Return, Percent	6.54%	2.18%		2.94%
C000021852 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Franklin Allocation Moderately Aggressive Portfolio (Class 1)
Account Value	$ 21,604	$ 21,604	21,604	$ 21,604	20,114	16,192	17,360	16,259	11,141	12,511	12,214	10,864		9,531	10,000
Average Annual Return, Percent	7.33%	14.16%		8.01%
C000021853 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Franklin Allocation Moderately Aggressive Portfolio (Class 2)
Account Value	$ 21,293	$ 21,293	21,293	$ 21,293	19,855	16,001	17,181	16,114	11,056	12,435	12,160	10,833		9,512	10,000
Average Annual Return, Percent	7.24%	14.01%		7.85%
C000021854 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Franklin Allocation Moderately Aggressive Portfolio (Class 3)
Account Value	$ 21,071	$ 21,071	21,071	$ 21,071	19,666	15,879	17,052	16,020	11,004	12,385	12,123	10,808		9,500	10,000
Average Annual Return, Percent	7.15%	13.88%		7.74%
C000021857 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA T. Rowe Price Growth Stock Portfolio (Class 3)
Account Value	$ 28,973	$ 28,973	28,973	$ 28,973	27,953	19,943	24,510	24,986	15,226	15,941	14,481	11,661		9,839	10,000
Average Annual Return, Percent	3.65%	13.73%		11.22%
C000021856 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA T. Rowe Price Growth Stock Portfolio (Class 2)
Account Value	$ 29,282	$ 29,282	29,282	$ 29,282	28,202	20,108	24,691	25,144	15,309	16,008	14,522	11,683		9,849	10,000
Average Annual Return, Percent	3.77%	13.85%		11.34%
C000021855 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA T. Rowe Price Growth Stock Portfolio (Class 1)
Account Value	$ 29,729	$ 29,729	29,729	$ 29,729	28,603	20,355	24,955	25,379	15,427	16,110	14,592	11,722		9,868	10,000
Average Annual Return, Percent	3.88%	14.02%		11.51%
C000021858 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Multi-Managed Large Cap Growth Portfolio (Class 1)
Account Value	$ 31,186	$ 31,186	31,186	$ 31,186	27,826	20,914	25,411	25,313	14,802	15,170	13,583	11,392		9,996	10,000
Average Annual Return, Percent	12.08%	16.07%		12.05%
C000021859 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Multi-Managed Large Cap Growth Portfolio (Class 2)
Account Value	$ 30,709	$ 30,709	30,709	$ 30,709	27,456	20,661	25,137	25,080	14,681	15,080	13,522	11,356		9,980	10,000
Average Annual Return, Percent	11.85%	15.91%		11.87%
C000021860 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Multi-Managed Large Cap Growth Portfolio (Class 3)
Account Value	$ 30,404	$ 30,404	30,404	$ 30,404	27,203	20,501	24,952	24,929	14,608	15,018	13,483	11,334		9,965	10,000
Average Annual Return, Percent	11.77%	15.79%		11.76%
C000021866 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Multi-Managed Large Cap Value Portfolio (Class 3)
Account Value	$ 21,937	$ 21,937	21,937	$ 21,937	20,903	17,673	18,197	16,117	10,762	12,617	12,138	11,376		9,658	10,000
Average Annual Return, Percent	4.94%	15.31%		8.17%
C000021865 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Multi-Managed Large Cap Value Portfolio (Class 2)
Account Value	$ 22,165	$ 22,165	22,165	$ 22,165	21,082	17,812	18,328	16,216	10,814	12,665	12,170	11,398		9,668	10,000
Average Annual Return, Percent	5.14%	15.43%		8.28%
C000021864 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	SA Multi-Managed Large Cap Value Portfolio (Class 1)
Account Value	$ 22,504	$ 22,504	22,504	$ 22,504	21,375	18,033	18,520	16,366	10,895	12,746	12,226	11,429		9,681	10,000
Average Annual Return, Percent	5.28%	15.61%		8.45%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Account Value	$ 31,551.34	$ 31,551.34	31,551.34	$ 31,551.34	29,262.76	22,532.7	24,597.27	21,715.61	13,522.63	14,702.69	13,451.57	11,801.83		10,050.27	10,000
Average Annual Return, Percent	7.82%	18.47%		12.18%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 28,625.32	$ 28,625.32	$ 28,625.32	$ 28,625.32	26,697.99	20,649.18	22,587.2	20,180.77	12,416.77	13,663.64	12,562.35	11,037.68	10,000	9,965.75	10,000
Average Annual Return, Percent	7.22%	18.18%	13.15%	11.80%
MSCI EAFE Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Account Value	$ 16,912.57	$ 16,912.57	$ 16,912.57	$ 16,912.57	16,125.36	13,983.62	14,178.87	14,015.85	9,695.08	11,323.4	11,760.16	10,243.89		9,173	10,000
Average Annual Return, Percent	4.88%	11.77%		5.40%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,051.82	$ 11,051.82	$ 11,051.82	$ 11,051.82	10,537.63	10,361.7	10,882.22	11,353.64	11,273.56	10,349.01	9,905.18	9,787.46	10,000	10,196.04	10,000
Average Annual Return, Percent	4.88%	(0.40%)	1.18%	1.46%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 32,481.81	$ 32,481.81	$ 32,481.81	$ 32,481.81	30,005.82	23,102.52	25,037.53	21,650.19	13,847.11	14,885.83	13,594.81	11,926.12		10,178.28	10,000
Average Annual Return, Percent	8.25%	18.59%		12.50%
Fifty One Russell 1000 Index 27 Bloomberg U S Aggregate Bond Index 20 Russell 2000 Index 2 FTSE Treasury Bill 3 Month Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	51% Russell 1000® Index; 27% Bloomberg U.S. Aggregate Bond Index; 20% Russell 2000® Index; 2% FTSE Treasury Bill 3 Month Index
Account Value	$ 21,914.66	$ 21,914.66	21,914.66	$ 21,914.66	20,910.99	17,508.62	18,929.71	18,143.24	12,377.51	13,237.73	12,398.93	11,289.98		9,900.72	10,000
Average Annual Return, Percent	4.80%	12.10%		8.16%
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Growth Index
Account Value	$ 26,268.06	$ 26,268.06	26,268.06	$ 26,268.06	25,361.81	20,083.35	21,953.2	22,151.05	13,137.5	14,507.91	13,010	10,865.52		9,525.5	10,000
Average Annual Return, Percent	3.57%	14.86%		10.14%
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Value Index
Account Value	$ 20,832.96	$ 20,832.96	20,832.96	$ 20,832.96	20,370.59	16,919.78	18,637.72	16,722.21	9,623.78	12,684.69	12,328.18	11,575.58		9,661.17	10,000
Average Annual Return, Percent	2.27%	16.70%		7.62%
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Index
Account Value	$ 18,416.7	$ 18,416.7	18,416.7	$ 18,416.7	19,185.52	16,026.86	18,131.11	19,244.67	9,876.84	12,994.07	12,733.08	11,389.76		9,024.03	10,000
Average Annual Return, Percent	(4.01%)	13.27%		6.30%
Bloomberg U S TIPS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. TIPS Index
Account Value	$ 12,818.1	$ 12,818.1	12,818.1	$ 12,818.1	12,073.61	12,018.92	12,794.65	12,268.53	11,408.6	10,677.22	10,396.15	10,301.33		10,151.05	10,000
Average Annual Return, Percent	6.17%	2.36%		2.51%
Thirty Seven Ninety Russell 1000 Index 42 30 Bloomberg U S Aggregate Bond Index 18 Russell 2000 Index 1 8 FTSE Treasury Bill 3 Month Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	37.90% Russell 1000® Index; 42.30% Bloomberg U.S. Aggregate Bond Index; 18% Russell 2000® Index; 1.8% FTSE Treasury Bill 3 Month Index
Account Value	$ 19,121.77	$ 19,121.77	19,121.77	$ 19,121.77	18,276.84	15,849.84	17,017.45	16,664.12	12,234.88	12,689.91	11,942.29	11,065.85		9,948.07	10,000
Average Annual Return, Percent	4.62%	9.34%		6.70%
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Account Value	$ 23,229.85	$ 23,229.85	23,229.85	$ 23,229.85	21,673.65	18,021.09	19,153.76	17,152.29	10,988.9	13,266.58	12,554.17	11,738.55		9,845.91	10,000
Average Annual Return, Percent	7.18%	16.15%		8.79%
Fifty Seven Russell 3000 Index 23 MSCI EAFE Index net 20 Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	57% Russell 3000® Index; 23% MSCI EAFE Index (net); 20% Bloomberg U.S. Aggregate Bond Index
Account Value	$ 21,531.05	$ 21,531.05	$ 21,531.05	$ 21,531.05	20,237.13	16,836.38	17,900.48	16,858.45	11,685.59	12,520.98	11,903.73	10,678.08	10,000	9,842.58	10,000
Average Annual Return, Percent	6.39%	13.00%	9.43%	8.41%
Forty Seven Russell 3000 Index 18 MSCI EAFE Index net 35 Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	47% Russell 3000® Index; 18% MSCI EAFE Index (net); 35% Bloomberg U.S. Aggregate Bond Index
Account Value	$ 19,228.21	$ 19,228.21	$ 19,228.21	$ 19,228.21	18,113.15	15,527.42	16,459.58	15,780.79	11,670.74	12,114.91	11,509.96	10,510.34	10,000	9,924.04	10,000
Average Annual Return, Percent	6.16%	10.50%	7.98%	7.22%
Forty One Russell 3000 Index 14 MSCI EAFE Index net 45 Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	41% Russell 3000® Index; 14% MSCI EAFE Index (net); 45% Bloomberg U.S. Aggregate Bond Index
Account Value	$ 17,852.06	$ 17,852.06	$ 17,852.06	$ 17,852.06	16,840.71	14,718.68	15,583.89	15,112.35	11,665.66	11,858.92	11,255.60	10,402.46	10,000	9,981.29	10,000
Average Annual Return, Percent	6.01%	8.88%	7.05%	6.45%
Thirty Russell 3000 Index 10 MSCI EAFE Index net 60 Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	30% Russell 3000® Index; 10% MSCI EAFE Index (net); 60% Bloomberg U.S. Aggregate Bond Index
Account Value	$ 15,761.48	$ 15,761.48	$ 15,761.48	$ 15,761.48	14,908.31	13,447.36	14,197.6	14,037.05	11,590.02	11,441.81	10,874.77	10,233.16	$ 10,000	10,047.41	10,000
Average Annual Return, Percent	5.72%	6.34%	5.49%	5.14%
Thirty Three Fourty Russell 1000 Index 63 80 Bloomberg U S Aggregate Bond Index 2 80 FTSE Treasury Bill 3 Month Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	33.40% Russell 1000® Index; 63.80% Bloomberg U.S. Aggregate Bond Index; 2.80% FTSE Treasury Bill 3 Month Index
Account Value	$ 16,591.62	$ 16,591.62	$ 16,591.62	$ 16,591.62	15,653.23	14,146.48	14,968.99	14,724.47	12,456.46	12,060.61	11,345.4	10,764.43		10,164.35	10,000
Average Annual Return, Percent	5.99%	5.90%		5.19%
Seventeen Thirty Five Russell 1000 Index 80 95 Bloomberg U S Aggregate Bond Index 1 70 FTSE Treasury Bill 3 Month Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	17.35% Russell 1000® Index; 80.95% Bloomberg U.S. Aggregate Bond Index; 1.70% FTSE Treasury Bill 3 Month Index
Account Value	$ 13,993.28	$ 13,993.28	13,993.28	$ 13,993.28	13,266.98	12,482.28	13,152.98	13,304.79	12,149.21	11,460.58	10,867.73	10,513.17		10,181.95	10,000
Average Annual Return, Percent	5.47%	2.87%		3.42%
Sixty Russell 3000 Index 15 Bloomberg U S Aggregate Bond Index 15 MSCI EAFE Index net 5 JP Morgan Developed Market High Yield Index 5 MSCI Emerging Markets Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	60% Russell 3000® Index; 15% Bloomberg U.S. Aggregate Bond Index; 15% MSCI EAFE Index (net); 5% JP Morgan Developed Market High Yield Index; 5% MSCI Emerging Markets Index (net)
Account Value	$ 23,051.13	$ 23,051.13	23,051.13	$ 23,051.13	21,590.7	17,873.72	19,118.55	18,028.49	12,267.36	13,267.05	12,586.06	11,228.56		9,818.4	10,000
Average Annual Return, Percent	6.76%	13.45%		8.71%
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Growth Index
Account Value	$ 40,883.28	$ 40,883.28	40,883.28	$ 40,883.28	37,938.09	27,294.28	30,633.81	26,643.39	16,371.39	16,223.53	14,389.17	11,867.03		10,251.69	10,000
Average Annual Return, Percent	7.76%	20.09%		15.12%
S And P 500 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Growth Index
Account Value	$ 37,051.68	$ 37,051.68	37,051.68	$ 37,051.68	33,543.15	25,082.77	29,623.42	25,070.68	15,725.6	16,123.98	14,298.63	11,946.81		10,352.79	10,000
Average Annual Return, Percent	10.46%	18.70%		13.99%
S And P 500 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Value Index
Account Value	$ 26,201.53	$ 26,201.53	$ 26,201.53	$ 26,201.53	$ 25,143.86	$ 20,022.2	$ 20,054.24	$ 17,813.75	$ 11,846.46	$ 13,493.15	$ 12,737.23	$ 11,827.44		$ 9,967.67	$ 10,000
Average Annual Return, Percent	4.21%	17.21%		10.11%